Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 19, 2019
Income Taxes [Line Items]
Corporate income tax and municipal business tax rate	26.00%		26.00%
Cancellation of debt income			$ 863,100
Net operating loss carryforwards	$ 549,107		549,107
Valuation allowance	701,727		701,727
Indefinitely reinvested earnings	20,000		20,000
Estimated taxes if indefinitely reinvested earnings were distributed	1,000		1,000
Unrecognized tax benefits	42,457		42,457
Luxembourg
Income Taxes [Line Items]
Gross deferred tax assets expires in 2034	$ 504,200		$ 504,200
Predecessor
Income Taxes [Line Items]
Corporate income tax and municipal business tax rate		26.00%		27.10%	29.20%
Net operating loss carryforwards				$ 52,568
Valuation allowance				86,495
Unrecognized tax benefits		$ 41,831		$ 38,860	$ 34,027	$ 41,831